26. EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
Employee Benefits
EMPLOYEE BENEFITS
26.	EMPLOYEE BENEFITS

The pension plans granted by the Company cover substantially all employees. The plans are administered by Caixa Beneficente dos Empregados da CSN (‘CBS”), a private non-profit pension fund established in July 1960 which has as members the employees (and former employees) of the Company and some subsidiaries who joined the fund through an agreement, and the employees of CBS itself. The Executive Officers of CBS is formed by a CEO and two other executive officers, all appointed by CSN. The Decision-Making Board is the higher decision-making and guideline-setting body of CBS, composed by the president and ten members, six chosen by CSN, and four elected by the fund’s participants.

Until December 1995, CBS Previdência administered two defined benefit plans based on years of service, salary and Social Security benefits. On December 27, 1995 the then Private Pension Secretariat (“SPC”) approved the implementation of a new benefit plan, effective beginning that date, called Mixed Supplementary Benefit Plan (‘Mixed Plan”), structured in the form of a variable contribution plan that was discontinued on September 16, 2013. As from that date, all new employees must join the CBSPrev Plan, structured in the defined contribution modality, created also in September 2013.

As of December 31, 2017 CBS had 35,176 participants (34,051 as of December 31, 2016), of whom 20,734 were active contributors (19,442 as of December 31, 2016), 13,587 were retired employees (13,783 as of December 31, 2016), and 855 were related beneficiaries (826 as of December 31, 2016). Out of the total participants as of December 31, 2017, 11,367 belonged to the defined benefit plan, 12,567 to the mixed plan, 1,141 to the CBSPrev Namisa plan, and 10,101 to the CBSPrev plan.

The plan assets of CBS are primarily invested in repurchase agreements (backed by federal government securities), federal government securities indexed to inflation, shares, loans and real estate. As of December 31, 2017 and 2016 CBS held 20,143,031 common shares of CSN. The total plan assets of the entity amounted to R$5.1 billion as of December 31, 2017 (R$5.0 billion as of December 31, 2016). The administrators of the CBS funds seek to match plan assets with benefit obligations payable on a long-term basis. Pension funds in Brazil are subject to certain restrictions regarding their capacity for investment in foreign assets and, therefore, these funds invest mainly in Brazilian securities.

Plan Assets are all available assets and the benefit plans’ investments, not including the amounts of debts to sponsors.

For the defined benefit plans 35% of the average salary” and “average salary supplementation plan, the Company holds a financial guarantee with CBS Previdência, the entity that administers said plans, to ensure their financial and actuarial balance, in the event of any future actuarial loss or actuarial gain.

As provided for in the prevailing law that governs the pension fund market, for the years ended December 31, 2017 and 2016, CSN did not have to pay the installments because the defined benefit plans posted actuarial gains for the period.

26. a) Description of the pension plans

Plan covering 35% of the average salary

This plan began on February 1, 1966 and is a defined benefit plan aimed at paying pensions (for length of service, special situations, disability or old age) on a lifetime basis, equivalent to 35% of the adjusted average of the participant’s salary for the last 12 months. The plan also guarantees sick pay to participants on Official Social Security leaves of absence and further ensures payments of savings fund, funeral allowance and pecuniary aid. This plan was discontinued on October 31, 1977 when the new supplementary plan based on average salary took effect.

Average salary supplementation plan

This plan began on November 1, 1977 and is a defined benefit plan aimed at complementing the difference between the adjusted average of the participant’s salary for the last 12 months and the Official Social Security benefit for retirement, also on a lifetime basis. As in the 35% plan, there is coverage for the benefits of sick pay, death and pension. This plan was discontinued on December 26, 1995 with the creation of the mixed supplementary benefit plan.

Mixed supplementary benefit plan

This plan began on December 27, 1995 and is a variable contribution plan. Besides the scheduled retirement benefit, it also covers the payment of risk benefits (pension paid while the participant is still working, disability compensation and sick/accident pay). Under this plan, the retirement benefit is calculated based on the amount accumulated by the monthly contributions of the participants and sponsors, as well as on each participant’s option for the manner in which they receive them, which can be lifetime (with or without continuity of pension for death) or through a percentage applied to the balance of the benefit-generating fund (loss for indefinite period). After retirement is granted, the plan takes on the characteristics of a defined benefit plan if the participant has chosen to receive his benefit in the form of monthly income for life. This plan was discontinued on September 16, 2013 when the CBS Prev plan became effective.

CBS Prev Plan

The new CBS Prev Plan, which is a defined contribution plan, started on September 16, 2013. Under this plan, the retirement benefit is determined based on the accumulated amount by monthly contributions of participants and sponsors. To receive the benefit, each participant can opt for: (a) receiving part in cash (up to 25%) and the remaining balance through a monthly income through a percentage applied to the benefit-generating fund, not being applicable to death pension benefits, or (b) receive only a monthly income through a percentage applied to the benefit-generating fund.

With the creation of the CBS Prev Plan, the mixed supplementary benefit plan was discontinued for the entry of new participants as from September 16, 2013.

CBSPREV Namisa Plan

It is a Defined Contribution plan with benefits of risks during the activity (projection of the balances in case of disability or death and sickness / accident allowanced). It has been in operation since January 6, 2012, when it was created exclusively for the employees of Nacional Minérios S.A. After the corporate reorganization, which took place in 2016, other Sponsors joined this Plan, among them CSN Mineração S.A. (Previously Congonhas Minérios S.A.)

Under this plan, all the benefits offered are calculated based on the accumulated amount from the monthly contributions of participants and sponsors, and are paid through a percentage applied to the balance of the benefit generating fund. The CBSPREV Namisa Plan is closed since July 2017.

26.b) Investment policy

The investment policy establishes the principles and guidelines that will govern the investments of funds entrusted to the entity, in order to foster the security, liquidity and profitability required to ensure equilibrium between the plan’s assets and liabilities based on an ALM (Asset Liability Management) study that takes into consideration the benefits of participants and beneficiaries for each plan.

The investment plan is reviewed annually and approved by the Decision-Making Board considering a five-year horizon, as established by resolution CGPC 7 of December 4, 2003. The investment limits and criteria established in the policy are based on Resolution 3,792/09 published by the National Monetary Council (“CMN”).

26.c) Employee benefits

The actuarial calculations are updated at the end of each annual reporting period by outside actuaries and presented in the financial statements pursuant to IAS 19 Employee Benefits.

	12/31/2017	12/31/2016	12/31/2017	12/31/2016
	Actuarial asset		Actuarial liabilities
Pension plan benefits (Note 9 and 15)	(111,281)	(119,854)	41,937	28,004
Post-employment healthcare benefits			866,784	691,262
	(111,281)	(119,854)	908,721	719,266

The reconciliation of employee benefits’ assets and liabilities is as follows:

	12/31/2017	12/31/2016
Present value of defined benefit obligation	3,077,849	2,872,442
Fair value of plan assets	(3,305,356)	(3,193,493)
Deficit (Surplus)	(227,507)	(321,051)
Restriction to actuarial assets due to recovery limitation	158,163	229,201
Liabilities (Assets), net	(69,344)	(91,850)
Liabilities	41,937	28,004
Assets	(111,281)	(119,854)
(Assets) liabilities recognized in the balance sheet	(69,344)	(91,850)

The movement in the present value of the defined benefit obligation during 2017 is as follows:

	12/31/2017	12/31/2016
Present value of obligations at the beginning of the year	2,872,442	2,430,381
Cost of service	1,285	1,244
Interest cost	322,359	311,361
Benefits paid	(284,777)	(264,287)
Actuarial loss/(gain)	166,540	393,743
Present value of obligations at the end of the year	3,077,849	2,872,442

The movement in the fair value of the plan assets during 2017 is as follows:

	12/31/2017	12/31/2016
Fair value of plan assets at the beginning of the year	(3,193,493)	(2,684,736)
Interest income	(360,013)	(345,521)
Benefits paid	284,777	264,287
Expected return on plan assets (less interest income)	(36,627)	(427,523)
Fair value of plan assets at the end of the year	(3,305,356)	(3,193,493)

The amounts recognized in the income statement for the year ended December 31, 2017 and 2016 are comprised as follows:

	12/31/2017	12/31/2016	12/31/2015
Cost of current service	1,285	1,244	1,807
Interest cost	322,359	311,361	293,533
Expected return on plan assets	(360,013)	(345,521)	(322,460)
Interest on the asset ceiling effect	26,843	22,189	18,422
	(9,526)	(10,727)	(8,698)
Total unrecognized costs (income) (*)	6	7	4
Total (income) recognized in the income statement	(9,532)	(10,734)	(8,702)
Total (income), net (*)	(9,526)	(10,727)	(8,698)

(*) Effect of the limit of IAS 19 Employee Benefits.

The (cost)/income is recognized in the income statement in other operating expenses.

The movement in the actuarial gains and losses in 2017 is as follows:

	12/31/2017	12/31/2016	12/31/2015
Actuarial losses and (gains)	166,540	393,743	(137,859)
Return on plan assets (less interest income)	(36,627)	(427,523)	147,728
Change in the asset’s limit (excluding the interest revenue)	(97,882)	41,796	(4,208)
	32,031	8,016	5,661
Actuarial losses and (gains) recognized in other comprehensive income	32,037	8,023	5,665
Unrecognized actuarial (gains)	(6)	(7)	(4)
Total cost of actuarial losses and (gains) (*)	32,031	8,016	5,661

(*) Actuarial (gain)/loss results from the fluctuation in the investments comprised in the CBS’s asset portfolio.

Breakdown of actuarial gains or losses, required by IAS 19:

12/31/2017
Loss due to change in demographic assumptions	(3,488)
Loss due to change in financial assumptions	264,638
Loss due to experience adjustments	(94,610)
Return on plan assets (less interest income)	(36,627)
Change in the asset’s limit (excluding the interest revenue)	(97,882)
Actuarial losses and (gains)	32,031

The main actuarial assumptions used were as follows:

	12/31/2017	12/31/2016
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value

Nominal discount rate	Milênnium Plan : 10.42% Plan 35%: 10.30% and Supplementation: 10.32%	Milenium Plan: 11.68%, Plan 35% and Suplementation: 11.72%
Inflation rate	5.00%	5.50%
Nominal salary increase rate	6.05%	6.56%
Nominal benefit increase rate	5.00%	5.50%
Rate of return on investments	Milênnium Plan: 10.42% Plan 35% :10.30% and Supplementation: 10.32%	Milenium Plan: 11.68%, Plan 35% and Suplementation: 11.72%
General mortality table	35% and Average Salary Supplementation Plans : AT 2000 segregated by gender (10% smoothed)	Milenium Plan, 35% and Average Salary Supplementation Plans: AT 2000 segregated by gender (10% smoothed)
Disability table	Plan 35% and Supplementation: Light Média Millênnium Plan: Prudential ( retirement)	Light Median
Disability mortality table	Winklevoss - 1%	Winklevoss - 1%
Turnover table	Millennium plan 5% p.a., nil for DB plans	Millennium plan 5% p.a., nil for DB plans
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	95% will be married at the time of retirement, with the wife being 4 years younger than the husband	95% will be married at the time of retirement, with the wife being 4 years younger than the husband

The assumptions related to the mortality table are based on published statistics and mortality tables. These tables represent an average life expectancy in years of employees who retire at the age of 65, as shown below:

	12/31/2017		12/31/2016
	BD Plan (*)	Milênio Plan (*)	BD Plan (*)	Milênio Plan (*)
Longevity at age of 65 for current participants
Male	20.45	19.55	20.45	19.55
Female	23.02	22.17	23.02	22.17

Longevity at age of 65 for current participants who are 40
Male	42.69	41.59	42.69	41.59
Female	46.29	45.30	46.29	45.30

(*) The BD Plan is part of the 35% and Average Salary Supplementation Plan and the Milênio Plan is part of the Mixed Supplementary Benefit Plan.

Allocation of plan assets:

		12/31/2017		12/31/2016
Variable income	50,966	1.54%	62,904	1.97%
Fixed income	3,085,783	93.36%	2,966,272	92.88%
Real estate	44,083	1.33%	42,383	1.33%
Others	124,524	3.77%	121,934	3.82%
Total	3,305,356	100.00%	3,193,493	100.00%

Variable-income assets comprise mainly CSN shares.

Fixed-income assets comprise mostly debentures, Interbank Deposit Certificates (“CDI”) and National Treasury Notes (“NTN-B”).

Real estate refers to buildings appraised by a specialized asset appraisal firm. There are no assets in use by CSN and its subsidiaries.

For the pension plan, the expense as of December 31, 2017 was R$41,544 (R$35,798 as of December 31, 2016).

26.d) Expected contributions

No contributions are expected to be paid to the defined benefit plans in 2017.

For the mixed supplementary benefit plan, contributions in the amount of R$26,170 are forecasted to be paid in 2018 for the portion of defined contribution and R$784 for the portion of defined benefit (risk benefit).

26.e) Sensitivity analysis

The quantitative sensitivity analysis regarding the significant assumptions for the pension plans as of December 31, 2017 is as follows:

12/31/2017

	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)
Assumption: Discount rate
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	246	(320)	879	(919)	(656)	491
Effect on present value of obligations	(15,691)	15,342	(75,107)	82,773	(46,256)	49,545

Assumption: Salary growth
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations					330	(283)
Effect on present value of obligations					2,588	(2,221)

Assumption: Mortality table
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	1,799	(1,646)	8,896	(8,120)	5,555	(4,993)
Effect on present value of obligations	17,563	(16,073)	86,537	(79,006)	53,031	(47,660)

Assumption: Benefit adjustment
Sensitivity level	1.0%	-1.0%	1.0%	-1.0%	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	(1,045)	1,041	(4,623)	4,564	(894)	904
Effect on present value of obligations	(10,158)	10,116	(44,773)	44,205	(9,417)	9,425

The forecast benefit payments of the defined benefit plans for future years are as follows:

Forecast benefit payments	2017
Year 1	276,660
Year 2	285,841
Year 3	294,923
Year 4	303,858
Year 5	312,591
Next 5 years	1,682,216
Total forecast payments	3,156,089

26.f) Post-employment health care plan

Refers to a healthcare plan created on December 1, 1996 exclusively for former retired employees, pensioners, those who received an amnesty, war veterans, widows of employees who died as a result of on-the-job accidents and former employees who retired on or before March 20, 1997 and their dependents. Since then, the healthcare plan does not allow the inclusion of new beneficiaries. The plan is sponsored by CSN.

The amounts recognized in the balance sheet were determined as follows:

	12/31/2017	12/31/2016
Present value of obligations	866,784	691,262
Liabilities	866,784	691,262

The reconciliation of the healthcare liabilities is as follows:

	12/31/2017	12/31/2016
Actuarial liability at the beginning of the year	691,262	489,074
Expenses recognized in income for the year	77,269	62,342
Sponsor's contributions transferred in prior year	(72,192)	(70,411)
Recognition of loss/(gain) for the year	170,445	210,257
Actuarial liability at the end of the year	866,784	691,262

The actuarial gains and losses recognized in shareholders' equity are as follows:

	12/31/2017	12/31/2016	12/31/2015
Actuarial gain (loss) on obligation	170,445	210,257	(97,501)
Gain (loss) recognized in shareholders' equity	170,445	210,257	(97,501)

The weighted average life expectancy based on the mortality table used to determined actuarial obligations is as follows:

	12/31/2017	12/31/2016
Longevity at age of 65 for current participants
Male	19.55	19.55
Female	22.17	22.17

Longevity at age of 65 for current participants who are 40
Male	41.59	41.59
Female	45.30	45.30

The actuarial assumptions used for calculating postemployment healthcare benefits were:

	12/31/2017	12/31/2016
Biometrics
General mortality table	AT 2000 segregated by gender	AT 2000 segregated by gender
Disability moratality table	Winklevoss with death probabilities reduced by 1% in all ages	Winklevoss with death probabilities reduced by 1% in all ages
Financial
Actuarial nominal discount rate	10.34%	11.73%
Inflation	5.00%	5.50%
Nominal increase in medical cost based on age	0.5% - 3.00%real a.a	0.5% - 3.00%real a.a
Nominal medical costs growth rate	8.41%	8.93%
Average medical cost	1,001.69	698,57

26.g) Sensitivity analysis

The quantitative sensitivity analysis regarding the significant assumptions for the postemployment healthcare plans as of December 31, 2017 is as follows:

		12/31/2017
	Healthcare Plan
	Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	248	660
Effect on present value of obligations	(33,996)	36,985

	Assumption: Medical Inflation
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	8,150	(6,698)
Effect on present value of obligations	78,813	(67,670)

	Assumption: Mortality table
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	(2,059)	2,040
Effect on present value of obligations	(19,906)	19,728

The forecast benefit payments of the postemployment healthcare plans for future years are as follows:

Forecast benefit payments	2017
Year 1	75,009
Year 2	78,161
Year 3	81,121
Year 4	83,850
Year 5	86,296
Next 5 years	456,301

Total forecast payments	860,738